Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

9. Related Party Transactions

        Related Parties:    As described in Note 1—Basis of Preparation, prior to May 14, 2014 ILFC was an indirect wholly-owned subsidiary of AIG. On May 14, 2014, AIG sold ILFC to AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap. On the Closing Date, immediately after completing the AerCap Transaction, ILFC's assets were transferred substantially as an entirety to, and substantially all of ILFC's liabilities were assumed by AerCap Trust, a statutory trust formed on February 5, 2014.The purchase price consideration paid for ILFC included 97,560,976 shares of AerCap common stock. As a result, AIG holds a significant ownership interest in AerCap subsequent to the sale of ILFC. Consequently, AIG and its subsidiaries are considered related parties both before and after the Closing Date. AerCap and its consolidated subsidiaries, including AerCap Ireland Limited, and AerCap Ireland Capital Limited are related parties after the Closing Date.

Predecessor

        Related Party Allocations and Fees:    Prior to May 14, 2014, we were party to cost sharing agreements, including with respect to tax, with AIG. Generally, these agreements provided for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. Our management believed the proportionate method used to allocate corporate costs was reasonable. It was not practicable to determine what the amounts of those expenses would have been had we operated on a standalone basis. Previously, we also paid other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we continue to earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years, (the "Castle Trusts"). For the period preceding our sale by AIG to AerCap, we were included in the consolidated federal income tax return of AIG as well as certain state tax returns, where AIG files on a combined/unitary basis. Settlement with AIG for taxes was determined in accordance with the tax sharing agreement the we had with AIG up to the Closing Date. Prior to the Closing Date, under the agreement AIG entered into with AerCap, net tax payments under the tax sharing agreement were temporarily suspended, and the tax sharing agreement with AIG was terminated upon consummation of the AerCap Transaction. Our U.S. federal and state tax liabilities for tax years prior to May 14, 2014, including the liability related to unrecognized tax benefits, remain with AIG.

        Dividends and Capital Contribution:    On May 13, 2014, ILFC paid a special distribution of $600.0 million to AIG, which ILFC was required to pay prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. The special distribution was recorded in Retained earnings as a dividend. During the period beginning January 1, 2014 and ending May 13, 2014, an additional $1.4 million was recorded in Retained earnings as a dividend, when we paid a fee to satisfy a statutory law requirement on behalf of AIG. Additionally, we recorded a decrease in Retained earnings of $5.3 million, net of tax of $2.9 million, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG. We recorded an increase to Retained earnings of $9.6 million for a receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement.

        Expenses Paid by AIG on Our Behalf:    AIG did not pay any expenses on our behalf during the period beginning January 1, 2014 and ending May 13, 2014. We recorded $10.1 million and $2.6 million in Paid-in capital for the years ended December 31, 2013 and 2012, respectively, for compensation, legal fees and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of December 31, 2013, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note 26—Fair Value Measurements and Note 27—Derivative Financial Instruments. In addition, we purchased insurance through a broker who may have placed part of our policies with AIG. Total insurance premiums were $2.2 million, $8.2 million, and $9.9 million for the beginning January 1, 2014 and ending May 13, 2014, and the years ended December 31, 2013 and 2012, respectively.

Successor

        Derivatives: The counterparty of all of our interest rate swap agreements as of December 31, 2014, was AIG Markets, Inc., a wholly-owned subsidiary of AIG, and these swap agreements are guaranteed by AIG. See Note 26—Fair Value Measurements and Note 27—Derivative Financial Instruments.

        Management Fees:    We earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years, (the "Castle Trusts").

        Dividends and Capital Contribution:    During the period beginning February 5, 2014 and ending December 31, 2014, we recorded $14.9 million in stock compensation for AerCap share-based awards, as a capital contribution in Paid-in-capital.

        Transactions with AerCap:    Subsequent to the AerCap Transaction, AerCap provides us with certain managerial, finance, technical, marketing and support services which are essential to our business operations. We compensate AerCap for these services based on an arms-length price and in accordance with AerCap's global transfer pricing methodology. We had a net receivable from AerCap of $1,345.2 million at December 31, 2014 relating to operational activities of group entities including, but not limited to, the issuance and payoff of third-party debt, the purchase and transfer of aircraft, management fees allocated by AerCap and other cash transfers in the ordinary course of business.

        Aircraft Leased to AerCap:    Some of our aircraft are on lease to AerCap, which leases the aircraft to airlines. We recorded commission to AerCap Ireland Limited of $0.7 million for the period beginning February 5, 2014 and ending December 31, 2014, related to those leases.

        Our financial statements include the following amounts involving related parties:

	Successor	Predecessor

	Period beginning February 5, 2014 and ending December 31, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Years Ended December 31,

Statement of Operations (Dollars in thousands)			2013	2012

Expense (income):
Allocated corporate costs from AerCap	$52,712	$—	$—	$—
Interest income on Receivable from AerCap	(33,262)	—	—	—
Effect from derivative contracts with AIG Markets, Inc.(a)	(4,293)	428	1,183	1,212
Interest on derivative contracts with AIG Markets, Inc.	4,307	2,844	11,995	17,712
Management fees received from Castle Trusts	(4,857)	(2,497)	(8,821)	(8,871)
Commission revenue from AerCap for consigned aircraft	(1,445)	—	—	—
Lease commission to AerCap	654	—	—	—
Corporate costs from AIG, including allocations(b)		4,504	38,990	22,941
Interest on time deposit account with AIG Markets(c)		(528)	(2,878)	(3,634)
Management fees paid to subsidiaries of AIG		—	126	156

	Successor	Predecessor
	December 31, 2014	December 31, 2013
Balance Sheet (Dollars in thousands)

Asset (liability):
Receivable from AerCap, net	$1,345,153	$—
Receivable from AIG for compensation programs	5,716	—
Derivative liabilities(a)	(1,281)	(8,348)
Time deposit account with AIG Markets(c)		606,249
Current income taxes and other tax liabilities to AIG(d)		(316,293)
Accrued pension liability under AIG plan		(22,881)
Corporate costs payable to AIG and amounts owed to AIG subsidiaries		(783)
Equity increase (decrease):
Stock Compensation	14,876	—
AIG common stock transferred to AIG		(924)
Expenses paid by AIG on our behalf(e)		10,053
(a)	See Note 27—Derivative Financial Instruments.
(b)	Amount for the year ended December 31, 2013 includes $3.7 million of legal expenses paid by AIG on our behalf prior to 2013. See Note 1—Basis of Preparation.
(c)	We had a 30-day interest bearing time deposit account with AIG Markets, Inc., which was terminated in connection with the AerCap Transaction.
(d)	We paid approximately $0.4 million to AIG for ILFC tax liability during the year ended December 31, 2013.
(e)

Amount for the year ended December 31, 2013 includes the after-tax impact of a $3.7 million adjustment to correctly reflect legal expenses paid by AIG on our behalf prior to 2013. See Note 1—Basis of Preparation.

Successor

        Cash flow activities:    The following related party transactions are reflected in the Successor Statement of Cash Flow for the period beginning February 5, 2014 and ending December 31, 2014: (i) Cash transfers to or from related parties; (ii) proceeds from issuance of debt and repayments of debt; (iii) flight equipment transactions, including pre-delivery payments and aircraft purchases (iv) revenue received on aircraft leased to a related party; and (v) corporate expenses either paid by us on behalf of a related party or paid by related parties on our behalf.